FINANCIAL OBLIGATIONS - Borrowings (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 4,029,808	$ 3,882,485
BANCOLDEX
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 1,046,721	1,326,045
BANCOLDEX | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.20%
BANCOLDEX | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.86%
BANCOLDEX | DTF | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.10%
BANCOLDEX | DTF | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.45%
BANCOLDEX | LIBOR 1
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.61%
BANCOLDEX | LIBOR 6 | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.66%
BANCOLDEX | LIBOR 6 | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.45%
BANCOLDEX | IBR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.10%
BANCOLDEX | IBR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.10%
FINAGRO
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 327,902	338,195
FINAGRO | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.14%
FINAGRO | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.30%
FINAGRO | DTF | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINAGRO | DTF | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	7.00%
FINAGRO | IBR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.90%
FINAGRO | IBR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.90%
FINDETER
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 2,655,185	$ 2,218,245
FINDETER | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	0.08%
FINDETER | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.09%
FINDETER | DTF | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.00%
FINDETER | DTF | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.80%
FINDETER | IPC | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINDETER | IPC | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.00%
FINDETER | LIBOR 6
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.14%
FINDETER | IBR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.40%
FINDETER | IBR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.10%